Goodwill (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Reconciliation of changes in goodwill [abstract]
Elimination of Predecessor goodwill arising from the acquisition of Chindex in 2014	¥ (1,121,138)
Addition arising from the Business Combination (Note 23)	6,056,253
Goodwill at end of period	6,056,253
Predecessor
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	¥ 1,121,138